UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

     Report for the Calendar Year or Quarter Ended:   March 31, 2008
                                                    --------------------

     Check here if Amendment [X]; Amendment Number: 1
     This Amendment (Check only one.): [X] is a restatement.
                                    [ ] adds new holdings entries.

     Institutional Investment Manager Filing this Report:

     Name:          HEALTHINVEST PARTNERS AB
                    ----------------------------------------
     Address:       ARSENALSGATAN 4
                    ----------------------------------------
                    SE-111 47 STOCKHOLM, SWEDEN
                    ----------------------------------------


     Form 13F File Number: 028-12171
                               -----

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

     Name:        Anders Hallberg
     Title:       Managing Director and CEO
     Phone:       011 46 (0) 8 440 38 31

     Signature, Place, and Date of Signing:

     /s/ ANDERS HALLBERG          Stockholm, Sweden         May 22, 2008
     ------------------------  -------------------------  ---------------------
          [Signature]              [City, State]              [Date]

     Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


     Report Summary:


     Number of Other Included Managers:                0
                                                 -----------------

     Form 13F Information Table Entry Total:          11
                                                 -----------------

     Form 13F Information Table Value Total:       64,569
                                                 -----------------
                                                  (thousands)

     Confidential information has been omitted from the public Form 13F report and filed separately with the Commission.


     List of Other Included Managers:

     None

                                                      FORM 13F INFORMATION TABLE

Column 1                        Column 2    Column3    Column 4   Column 5               Column 6   Column 7      Column 8
------------------------------  --------  -----------  ---------  ---------             ----------  --------      ---------
                                Title of                 Value    Shares or  Sh/  Put/  Investment   Other    Voting  Authority
Name of Issuer                   Class       CUSIP     (x$1000)    Prn Amt   Prn  call  Discretion  Managers   Sole  Shared  None
------------------------------  --------  -----------  ---------  ---------  ---  ----  ----------  --------  ------ -------------

Allion Healthcare               COM       019615 10 3     5,089   1,232,190  Sh         DEFINED       1        Sole
Bio Imaging Technologies Inc    COM       09056N 10 3     5,644     805,129  Sh         DEFINED       1        Sole
Candela Corporation             COM       136907 10 2     5,387   1,584,510  Sh         DEFINED       1        Sole
Integramed America Inc          COM       45810N 30 2     7,920     808,999  Sh         DEFINED       1        Sole
Ishares Trust - DJ Pharma Indx  COM       464288 83 6     3,588      74,600  Sh         DEFINED       1        Sole
Ishares Trust - NASDQ Bio Indx  COM       464287 55 6     4,547      60,000  Sh         DEFINED       1        Sole
Medicis Pharmaceutical Corp     COM       584690 30 9     4,749     241,180  Sh         DEFINED       1        Sole
Somanetics Corp                 COM       834445 40 5     5,045     324,000  Sh         DEFINED       1        Sole
Sonic Innovations               COM       83545M 10 9     8,164   1,690,363  Sh         DEFINED       1        Sole
Theragenics Corp                COM       883375 10 7    10,247   2,600,805  Sh         DEFINED       1        Sole
Varian Medical Systems Inc.     COM       92220P 10 5     4,189      89,430  Sh         DEFINED       1        Sole